Related Parties Balances and Transactions (Tables) - Chemomab Therapeutics Ltd [Member]	12 Months Ended
Dec. 31, 2025
Schedule of Related Party Payables

The following Related Party payables are included in the consolidated Balance Sheets:

	December 31,	December 31,
	2025	2024
	USD thousands	USD thousands
Employees and related expenses	458	531
Accrued expenses	74	75
	532	606

Schedule of Transactions with Related Parties

The following transactions with related parties are included in the consolidated Statements of Operations:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	USD thousands	USD thousands	USD thousands
Salaries and related expenses	1,615	1,718	2,795
Share-based compensation	389	427	1,304
Professional Services	286	284	258
Research and development	36	36	36
	2,326	2,465	4,393